Property and Equipment (Tables)	6 Months Ended
Jun. 30, 2012
Property, Plant and Equipment [Abstract]
Property and Equipment
	June 30,	December 31,
	2012	2011
	(Unaudited)
Computers and equipment	$19,448	$16,468
Accumulated depreciation	(2,732)	(778)
Balance	$16,716	$12,690